Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December, 31
	2011	2012
Contracts in progress (i)	$7,267	$5,815
Government subsidies receivable (ii)	1,841	1,205
Advance to employees (iii)	1,718	1,100
Advance to suppliers	873	870
Rental deposits	1,305	907
Prepaid rental and renovation & other prepaid expenses (iv)	342	2,107
Receivable from MDCL (v)	2,409	—
Other operating receivable	1,774	867
Others	1,465	1,148

Total	$18,994	$14,019

(i)	Contracts in progress comprise:

Deposits paid by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from:

•	hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized.
•

direct and incremental staff costs in respect of one BPO contract to hire and train its service delivery personnel according to the customer’s requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period.

•	the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.
(ii)	Government subsidies receivable represented employment incentive subsidies that are recorded when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies. The balance as of December 31, 2012 was subsequently received by February 2013.
(iii)	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
(iv)	Prepaid rental and renovation mainly represented renovation cost for office buildings.
(v)	In April 2011, the Group entered into an agreement to acquire 19.9% equity interest in MDCL and paid $2,409 as part of the consideration in June 2011. The Group terminated the agreement subsequently in 2011 and collected $2,409 from MDCL in 2012.